Business Description and Going Concern (Details) (Aero Pharmaceuticals, Inc. ("Aero"), USD $)	May 16, 2011
Aero Pharmaceuticals, Inc. ("Aero")
Financial assets	$ 598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
Total	$ 2,000,000